Description of Organization and Business Operations	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Organization and Description of Business

Note 1 - Description of Organization and Business Operations

Our Company

Adagio Medical Holding, Inc. (formerly known as Aja Holdco, Inc.) and its wholly-owned subsidiaries (collectively, the “Company”, the “Successor”) is a medical technology company focused on the development and commercialization of ablation technologies for the treatment of cardiac arrhythmias, including atrial fibrillation, atrial flutter, and ventricular tachycardia. The Company’s technologies center on ultra-low temperature cryoablation (“ULTC”) and pulsed field cryoablation (“PFCA”), designed to produce durable, contiguous, transmural lesions anywhere in the heart using the Company’s proprietary consoles, catheters, and stylets. Legacy Adagio (as defined below) received CE Marking in Europe for its iCLAS™ Cryoablation System and VT Cryoablation System in June 2020 and March 2024, respectively, and has commercially launched in the EU. The Company has not launched commercially in the U.S. but is working towards obtaining the necessary regulatory approvals to do so. The Company is headquartered in Laguna Hills, California.

On July 31, 2024 (the “Closing Date”), ARYA Sciences Acquisition Corp IV, a Cayman Islands exempted company (“ARYA”), Aja Holdco, Inc. (“ListCo”), a Delaware corporation and wholly-owned subsidiary of ARYA, Aja Merger Sub 1, a Cayman Islands exempted company and wholly-owned subsidiary of ListCo (“ARYA Merger Sub”), Aja Merger Sub 2, Inc., a Delaware corporation and wholly-owned subsidiary of ListCo (“Company Merger Sub”), and Adagio Medical, Inc., a Delaware corporation (“Legacy Adagio”, the “Predecessor”), consummated the business combination (the “Business Combination”) pursuant to the terms of the Business Combination Agreement, dated February 13, 2024, by and among the foregoing parties, as amended by the Consent and Amendment No. 1 to Business Combination Agreement, dated as of June 25, 2024, by and between ARYA and Adagio (the “Business Combination Agreement”).

Pursuant to the Business Combination Agreement, on the Closing Date, (i) ARYA Merger Sub merged with and into ARYA (the “ARYA Merger”) and Company Merger Sub merged with and into Legacy Adagio (the “Adagio Merger” and, together with the ARYA Merger, the “Mergers”), with ARYA and Legacy Adagio surviving the Mergers and, after giving effect to such Mergers, each of ARYA and Legacy Adagio becoming a wholly owned subsidiary of ListCo (the time that the ARYA Merger becomes effective being referred to as the “ARYA Merger Effective Time,” the time that the Adagio Merger becomes effective being referred to as the “Adagio Merger Effective Time,” the time after which both Mergers become effective being referred to as the “Closing,” and the date on which the Closing occurs being referred to as the “Closing Date”), (ii) ListCo filed with the Secretary of State of the State of Delaware an amended and restated certificate of incorporation of ListCo, and the board of directors of ListCo approved and adopt amended and restated bylaws of ListCo, and (iii) ListCo changed its name to Adagio Medical Holdings, Inc.

Refer to Note 3- Forward Merger for details of the Business Combination.

The Company’s Common Stock (as defined below) began trading on August 1, 2024, under the symbol ADGM on the Nasdaq Capital Market (NASDAQ: ADGM).

Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern. The Company has limited revenue and has experienced recurring operating losses and negative cash flows from operations since its inception and anticipates that it will continue to do so for at least the next several years.

As of September 30, 2024, the Successor reported cash and cash equivalents of $28.3 million, and an accumulated deficit of $13.2 million. For the period from July 31, 2024 to September 30, 2024 (Successor), from January 1, 2024 to July 30, 2024 (Predecessor), and the nine months ended September 30, 2023 (Predecessor), net income (loss) was $3.6 million, $(21.3) million, and $(28.0) million, respectively. The net cash used in operating activities was $6.4 million, $16.0 million, and $18.6 million, respectively.

Management does not believe the Company's current cash and cash equivalents are sufficient to fund operations for at least the next 12 months from the issuance date of the condensed consolidated financial statements. Management believes that this raises substantial doubt about the Company’s ability to continue as a going concern.

Management intends to mitigate the conditions and events that raise substantial doubt about its ability to continue as a going concern entity by (i) negotiate other cash equity or debt financing in the short-term, (ii) continue to pursue the necessary regulatory approvals to launch commercially in the U.S. market, and (iii) execute cost-cutting measures to manage cash burn. However, there can be no assurances that the current plans will generate any liquidity to the Company or be available on terms acceptable to the Company.

If the Company is unable to maintain sufficient financial resources, its business, financial condition, and results of operations will be materially and adversely affected. The Company may be required to delay, limit, reduce or terminate its product discovery and development activities or future commercialization efforts. The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business.

Strategic Realignment of Resources and Corporate Restructuring

On December 1, 2023, Legacy Adagio approved a strategic realignment of resources and corporate restructuring (the “RIF”) designed to reallocate capital, conformant to its business focus for the next two years.

As part of the RIF, Legacy Adagio initiated a reduction in its workforce of 20 employees, representing approximately 19% of Legacy Adagio’s employees, which was completed on December 15, 2023. Legacy Adagio made no payment for severance or related benefit costs. Legacy Adagio made no payment of retention bonuses.

CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Organization and Description of Business

Note 1 — Description of Organization and Business Operations

ARYA Sciences Acquisition Corp IV (the “Company” or “ARYA”) was incorporated as a Cayman Islands exempted company on August 24, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

All activity for the period from August 24, 2020 (inception) through June 30, 2024 was related to the Company’s formation and initial public offering (the “Initial Public Offering”) described below, and since the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of income earned on investments or cash held in the Trust Account (as defined below) from the proceeds derived from the Initial Public Offering.

The Company has one wholly owned subsidiary, Aja Holdco, Inc., a Delaware corporation (“ListCo” or “HoldCo”), formed on December 19, 2023 and ARYA Merger Sub, a Cayman Islands exempted company (“ARYA Merger Sub”) formed on December 18, 2023.

The Company’s sponsor is ARYA Sciences Holdings IV, a Cayman Islands exempted company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on February 25, 2021. On March 2, 2021, the Company consummated its Initial Public Offering of 14,950,000 Class A ordinary shares (the “Public Shares”), including the 1,950,000 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $149.5 million, and incurring offering costs of approximately $8.8 million, inclusive of approximately $5.2 million in deferred underwriting commissions (see Note 5). On August 8, 2022, the Company received a waiver from one of the underwriters of its Initial Public Offering pursuant to which such underwriter waived all rights to its 50% share of the deferred underwriting commissions payable upon completion of an initial Business Combination (the “Waiver”). In connection with the Waiver, the underwriter also agreed that (i) the Waiver is not intended to allocate its 50% portion of the deferred underwriting commissions to the other underwriter that has not waived its right to receive its share of the deferred underwriting commissions and (ii) the waived portion of the deferred underwriting commissions can, at the discretion of the Company, be paid to one or more parties or otherwise be used in connection with an initial Business Combination.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 499,000 Class A ordinary shares (the “Private Placement Shares”), at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of approximately $5.0 million (see Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, $149.5 million ($10.00 per Public Share) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (the “Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and were invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below. On February 27, 2023, the Company delivered an instruction letter to Continental Stock Transfer & Trust Company, acting as trustee, to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash in an interest-bearing demand deposit account until the earlier of the consummation of an initial Business Combination or the Company’s liquidation. The Company is taking these steps in order to mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act following the adoption of the First Extension Amendment Proposal described below. For more information on the partial liquidation of the Trust Account in connection with the adoption of the First Extension Amendment Proposal and the related redemption of Class A ordinary shares, see below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders (the “Public Shareholders”) of Public Shares, with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters of its Initial Public Offering (as discussed in Note 5).

These Public Shares are classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, the Company will proceed with a Business Combination if a majority of the ordinary shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which the Company adopted upon the consummation of the Initial Public Offering and subsequently amended in connection with the adoption of First Extension Amendment Proposal and Second Extension Amendment Proposal described below (as amended from time to time, the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares they hold in favor of a Business Combination. In addition, the initial shareholders agreed to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of its Business Combination and does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Class A ordinary shares, without the prior consent of the Company.

The Company’s Sponsor, officers and directors (the “initial shareholders”) agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (a) that would modify the substance or timing of the Company’s obligation to provide holders of its Public Shares the right to have their shares redeemed in connection with a Business Combination or to redeem 100% of the Public Shares if the Company does not complete its Business Combination within the time period during which the Company is required to consummate a Business Combination pursuant to the Amended and Restated Memorandum and Articles of Association (the “Business Combination Period”), or (b) with respect to any other provision relating to the rights of Public Shareholders, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

If the Company has not completed a Business Combination within the Business Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust

Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The initial shareholders agreed to waive their liquidation rights with respect to the Founder Shares and Private Placement Shares held by them if the Company fails to complete a Business Combination within the Business Combination Period. However, if the initial shareholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Business Combination Period. The underwriters of the Initial Public Offering agreed to waive their rights to their deferred underwriting commissions (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Business Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (excluding the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per Public Share due to reductions in the value of the assets in the Trust Account, in each case net of the interest that may be withdrawn to pay for the Company’s tax obligations. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).

Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (excluding the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account. The Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. The Sponsor may not be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

On February 28, 2023, the Company held an extraordinary general meeting of shareholders in view of approving an amendment to its Amended and Restated Memorandum and Articles of Association to extend the date (the “Termination Date”) by which the Company has to consummate a Business Combination from March 2, 2023 (the “Original Termination Date”) to June 2, 2023 (the “Previous Articles Extension Date”) and to allow the Company, without another shareholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis for up to nine times by an additional one month each time after the Previous Articles Extension Date, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until March 2, 2024 or a total of up to thirty-six months after the Original Termination Date, unless the closing of a Business Combination shall have occurred prior thereto or the Amended and Restated Memorandum and Articles of Association have been amended prior thereto in order to further extend the Termination Date (the “First Extension Amendment Proposal”). In connection with the initial three-month extension from the Original Termination Date to the Previous Articles Extension Date the Sponsor made an initial deposit into the Trust Account of $420,000 in exchange for the Second Convertible Promissory Note (as defined below). In connection with any subsequent optional monthly extensions following the Previous Articles Extension Date, the Sponsor made deposits of $140,000 per month into the Trust Account, as provided for in the amendment to the Amended and Restated Memorandum and Articles of Association that was adopted on February 28, 2023.

The Company approved one-month extensions on June 2, 2023, July 2, 2023, August 2, 2023, September 2, 2023, October 2, 2023, November 2, 2023, December 2, 2023, January 2, 2024 and February 2, 2024. In connection with the extensions on June 2,

2023, July 2, 2023, August 2, 2023, and September 2, 2023, the Company drew an aggregate amount of $560,000 from the Second Convertible Promissory Note in the principal amount of up to $1,680,000. In connection with the extensions on October 2, 2023, November 2, 2023 and December 2, 2023, January 2, 2024 and February 2, 2024, the Company drew an aggregate amount of $900,000 from the Third Promissory Note (as defined below). The Company also drew additional funds under the Second Convertible Promissory Note and the Third Promissory Note in view of funding the Company’s ongoing working capital (for more information see Note 4).

As contemplated by the Amended and Restated Memorandum and Articles of Association, the holders of Public Shares were able to elect to redeem all or a portion of their Public Shares in exchange for their pro rata portion of the funds held in the Trust Account in connection with the First Extension Amendment Proposal. On February 28, 2023, the First Extension Amendment Proposal was adopted and 11,259,169 Public Shares were redeemed for an aggregate amount of $115,071,882. Following the adoption of the First Extension Amendment Proposal, the Company has 4,189,831 Class A ordinary shares, including 3,690,831 Public Shares and 499,000 Private Placement Shares, and 3,737,500 Class B ordinary shares issued and outstanding. See below for more information on additional redemptions in connection with the second amendment of the Amended and Restated Memorandum and Articles of Association to further extend the time period the Company has to consummate a Business Combination following March 2, 2024.

On February 27, 2024, the Company held an extraordinary general meeting of shareholders to approve an amendment to the Company’s Amended and Restated Memorandum and Articles of Association to extend the Termination Date by which the Company has to consummate a Business Combination from March 2, 2024 (the “Previous Termination Date”) to April 2, 2024 (the “Articles Extension Date”) and to allow the Company without another shareholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis up to eleven times by an additional one month each time after the Articles Extension Date, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until March 2, 2025, or a total of up to twelve months after the Previous Termination Date, unless the closing of a Business Combination shall have occurred prior thereto (the “Second Extension Amendment Proposal”). The Sponsor agreed that if the Second Extension Amendment Proposal (as defined below) was approved, it or one or more of its affiliates, members or third-party designees (the “Lender”) will contribute to the Company as a loan $111,000 to be deposited into the Trust Account. In addition, in the event the Company does not consummate a Business Combination by the Articles Extension Date, the Lender will contribute to the Company as a loan for an aggregate deposit of up to $1,221,000 in eleven equal installments to be deposited into the Trust Account for each of the eleven one-month optional extensions following the Articles Extension Date. On February 9, 2024, the Company drew on the unsecured convertible promissory note, dated February 8, 2024, by and between the Company and the Sponsor (the “Fourth Convertible Promissory Note”) in order to fund the $111,000 monthly deposits into the Trust Account and the Sponsor has the option to convert any amounts outstanding under the Fourth Convertible Promissory Note into Class A ordinary shares, at a conversion price equal to $10.00 per share, in connection with a Business Combination.

On February 27, 2024, the Second Extension Amendment Proposal was adopted and 390,815 Public Shares were redeemed for an aggregate amount of approximately $4,358,804. Following the adoption of the Second Extension Amendment Proposal, the Company had 3,799,016 Class A ordinary shares, including 3,300,016 Public Shares and 499,000 private placement shares, and 3,737,500 Class B ordinary shares issued and outstanding. Following the approval of the Second Extension Amendment Proposal, the ordinary shares held by the initial shareholders represented 56.2% of the issued and outstanding ordinary shares (including Private Placement Shares). For more information on the extensions that were approved to extend the Business Combination Period beyond April 2, 2024, see Note 9.

On February 26, 2024, the Company received a notice from the staff of the Listing Qualifications Department (the “Listing Department”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, unless the Company timely requested a hearing (the “Hearing”) before the Nasdaq Hearings Panel (the “Panel”), trading of the Company’s securities on The Nasdaq Capital Market would be suspended at the opening of business on March 6, 2024, due to the Company’s noncompliance with Nasdaq IM-5101-2, which requires that a special purpose acquisition company complete one or more business combinations within 36 months of the effectiveness of its Initial Public Offering registration statement. The Company timely requested the Hearing before the Panel to request sufficient time to complete the Company’s previously disclosed Proposed Adagio Business Combination. Subsequently, on March 26, 2024, the Company received an additional and separate notice from the staff of the Listing Department of Nasdaq formally notifying the Company that the deficiency under Nasdaq Listing Rule 5620(a) requiring the Company to hold an annual meeting of shareholders within twelve months of its fiscal year ended December 21, 2022, serves as an additional and separate basis for delisting. The Panel considered both matters at the hearing that was held on April 25, 2024. On May 13, 2024, the Panel issued written notice of its decision to grant the Company’s request for an exception to its listing deficiencies until August 23, 2024 in light of the progress the Company has made toward closing the Proposed Adagio Business Combination. The Panel advised the Company that August 23, 2024 represents the full extent of the Panel’s discretion to grant continued listing while the Company is non-compliant with the

Nasdaq’s Listing Rules. There can be no assurance that the Company will be able to satisfy Nasdaq’s continued listing requirements, obtain a favorable determination of the Panel on the Company’s ability to remain listed on The Nasdaq Capital Market and maintain compliance with other Nasdaq listing requirements prior to or following the consummation of a Business Combination.

On April 2, 2024, the Company approved the first one-month extension of the time period during which it may consummate an initial Business Combination. In connection with this extension of the Business Combination Period to May 2, 2024, the Company drew an aggregate of $111,000 from the Fourth Convertible Promissory Note. As provided for in the Amended and Restated Memorandum and Articles of Association, the Company will deposit the extension funds into the Trust Account.

On May 2, 2024, the Company approved the second one-month extension of the time period during which it may consummate an initial Business Combination. In connection with this extension of the Business Combination Period to June 2, 2024, the Company drew an aggregate of $111,000 from the Fourth Convertible Promissory Note. As provided for in the Amended and Restated Memorandum and Articles of Association, the Company will deposit the extension funds into the Trust Account. The Company also drew $74,000 under the Fourth Convertible Promissory Note for general working capital purposes.

On June 2, 2024, the Company approved the third one-month extension of the time period during which it may consummate an initial business combination (such time period, the “Business Combination Period”). In connection with this extension of the Business Combination Period to July 2, 2024 (the “Extension”), the Company drew an aggregate of $111,000 (the “Extension Funds”) from the unsecured promissory note in the principal amount of up to $1,000,000 (the “Fourth Convertible Promissory Note”), dated February 8, 2024, by and between the Company and ARYA Sciences Holdings IV (the “Sponsor”). As provided for in the Company’s amended and restated memorandum and articles of association (as amended, the “A&R Memorandum and Articles of Association”), the Company will deposit the Extension Funds into the trust account that was established by the Company in connection with its initial public offering (the “Trust Account”). The Company also drew $53,000 under the Fourth Convertible Promissory Note and $11,000 from the unsecured promissory note in the principal amount of $1,680,000, dated February 8, 2023, by and between the Company and the Sponsor for general working capital purposes (as amended on February 14, 2024, the “Second Convertible Promissory Note”).

On June 28, 2024,the Company issued an unsecured convertible promissory note (the “Fifth Convertible Promissory Note”) to the Sponsor, pursuant to which the Company may borrow $150,000 (the “Working Capital Loan”) from the Sponsor for general corporate purposes and the funding of the deposits required to be made into the Company’s trust account in connection with the monthly extensions of the time period during which the Company may consummate a Business Combination (as defined below) in accordance with the Company’s amended and restated memorandum and articles of association, as amended from time to time. Such loan may, at the Sponsor’s discretion, be converted into the Company’s Class A ordinary shares, par value $0.0001 per share (the “Working Capital Shares”), at a conversion price equal to $10.00 per Working Capital Share.

Going Concern

As of June 30, 2024, the Company had $26,058 in its operating bank account and a working capital deficit of $10,287,324.

As of June 30, 2024, there was $120,000 of borrowings outstanding under the First Convertible Promissory Note. As of June 30, 2024 and December 31, 2023, $1,585,000 was drawn under the Second Convertible Promissory Note. As of June 30, 2024 and December 31, 2023, $900,000 and $470,000, was drawn under the Third Promissory Note, respectively. As of June 30, 2024 and December 31, 2023, $540,000 and $0, was drawn under the Fourth Convertible Promissory Note, respectively.

On July 31, 2024, the Company announced the closing of its previously announced Business Combination with Adagio Medical Inc. and Aja HoldCo Inc. (“ListCo”) (the “Closing”) (see Note 5). As of July 31, 2024, substantial doubt about the Company’s ability to continue as a going concern was alleviated due to the closing of a business combination.

Risks and Uncertainties

Results of operations and the Company’s ability to complete a Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The Company’s business of pursuing and consummating an initial Business Combination could be impacted by, among other things, downturns in the financial markets or in economic conditions, export controls, tariffs, trade wars, inflation, increases in interest rates, supply chain disruptions, declines in consumer confidence and spending, the ongoing effects of the COVID-19 pandemic, including resurgences and the emergence of new variants, and geopolitical instability, such as the military conflict in the Ukraine or the conflict in Israel and Palestine. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may materially impact the Company’s business and its ability to complete an initial Business Combination.

Note 1 — Description of Organization and Business Operations

ARYA Sciences Acquisition Corp IV (the “Company”) was incorporated as a Cayman Islands exempted company on August 24, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

All activity for the period from August 24, 2020 (inception) through December 31, 2023 was related to the Company’s formation and initial public offering (the “Initial Public Offering”) described below, and since the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of income earned on investments or cash held in the Trust Account (as defined below) from the proceeds derived from the Initial Public Offering.

The Company’s sponsor is ARYA Sciences Holdings IV, a Cayman Islands exempted limited company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on February 25, 2021. On March 2, 2021, the Company consummated its Initial Public Offering of 14,950,000 Class A ordinary shares (the “Public Shares”), including the 1,950,000 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $149.5 million, and incurring offering costs of approximately $8.8 million, inclusive of approximately $5.2 million in deferred underwriting commissions (see Note 5). On August 8, 2022, the Company received a waiver from one of the underwriters of its Initial Public Offering pursuant to which such underwriter waived all rights to its 50% share of the deferred underwriting commissions payable upon completion of an initial Business Combination. In connection with this waiver, the underwriter also agreed that (i) this waiver is not intended to allocate its 50% portion of the deferred underwriting commissions to the other underwriter that has not waived its right to receive its share of the deferred underwriting commissions and (ii) the waived portion of the deferred underwriting commissions can, at the discretion of the Company, be paid to one or more parties or otherwise be used in connection with an initial Business Combination.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 499,000 Class A ordinary shares (the “Private Placement Shares”), at a price of $10.00 per Private Placement Share to the Sponsor, generating gross proceeds of approximately $5.0 million (see Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, $149.5 million ($10.00 per Public Share) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (the “Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and were invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below. On February 27, 2023, the Company delivered an instruction letter to Continental Stock Transfer & Trust Company acting, as trustee, to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash in an interest-bearing demand deposit account until the earlier of the consummation of an initial Business Combination or the Company’s liquidation. The Company is taking these steps in order to mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act following the adoption of the Extension Amendment Proposal described below. For more information on the partial liquidation of the Trust Account in connection with the adoption of the Extension Amendment Proposal and the related redemption of Class A ordinary shares, see below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Shares, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires

50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders (the “Public Shareholders”) of Public Shares, with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay income taxes). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5).

These Public Shares are classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). In such case, the Company will proceed with a Business Combination if a majority of the ordinary shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which the Company adopted upon the consummation of the Initial Public Offering and subsequently amended in connection with the adoption of Extension Amendment Proposal described below (as amended from time to time, the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or vote at all. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares they hold in favor of a Business Combination. In addition, the initial shareholders agreed to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of its Business Combination and does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Amended and Restated Memorandum and Articles of Association provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Class A ordinary shares, without the prior consent of the Company.

The Company’s Sponsor, officers and directors (the “initial shareholders”) agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (a) that would modify the substance or timing of the Company’s obligation to provide holders of its Public Shares the right to have their shares redeemed in connection with a Business Combination or to redeem 100% of the Public Shares if the Company does not complete its Business Combination within the time period during which the Company is required to consummate a Business Combination pursuant to the Amended and Restated Memorandum and Articles of Association (the “Business Combination Period”), or (b) with respect to any other provision relating to the rights of Public Shareholders, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

If the Company has not completed a Business Combination within the Business Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then-outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The initial shareholders agreed to waive their liquidation rights with respect to the Founder Shares and Private Placement Shares held by them if the Company fails to complete a Business Combination within the Business Combination Period. However, if the initial shareholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Business Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commissions (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Business Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (excluding the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per Public Share due to reductions in the value of the assets in the Trust Account, in each case net of the interest that may be withdrawn to pay for the Company’s tax obligations. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).

Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (excluding the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account. The Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. The Sponsor may not be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

On February 28, 2023, the Company held an extraordinary general meeting of shareholders in view of approving an amendment to its Amended and Restated Memorandum and Articles of Association to extend the date (the “Termination Date”) by which the Company has to consummate a Business Combination from March 2, 2023 (the “Original Termination Date”) to June 2, 2023 (the “Previous Articles Extension Date”) and to allow the Company, without another shareholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis for up to nine times by an additional one month each time after the Previous Articles Extension Date, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until March 2, 2024 or a total of up to thirty-six months after the Original Termination Date, unless the closing of a Business Combination shall have occurred prior thereto or the Amended and Restated Memorandum and Articles of Association have been amended prior thereto in order to further extend the Termination Date (see Note 9) (the “Extension Amendment Proposal”). In connection with the initial three-month extension from the Original Termination Date to the Previous Articles Extension Date the Sponsor made an initial deposit into the Trust Account of $420,000 in exchange for the Second Convertible Promissory Note (as defined below). In connection with any subsequent optional monthly extensions following the Previous Articles Extension Date, the Sponsor made deposits of $140,000 per month into the Trust Account, as provided for in the amendment to the Amended and Restated Memorandum and Articles of Association that was adopted on February 28, 2023.

The Company approved one-month extensions on June 2, 2023, July 2, 2023, August 2, 2023, September 2, 2023, October 2, 2023, November 2, 2023 and December 2, 2023. In connection with the extensions on June 2, 2023, July 2, 2023, August 2, 2023, and September 2, 2023, the Company drew an aggregate amount of $560,000 from the Second Convertible Promissory Note in the principal amount of up to $1,680,000. In connection with the extensions on October 2, 2023, November 2, 2023 and December 2, 2023, the Company drew an aggregate amount of $420,000 from the Third Promissory Note (as defined below). The Company also drew additional funds under the Second Convertible Promissory Note and the Third Promissory Note in view of funding the Company’s ongoing working capital (for more information see Note 4).

As contemplated by the Amended and Restated Memorandum and Articles of Association, the holders of Public Shares were able to elect to redeem all or a portion of their Public Shares in exchange for their pro rata portion of the funds held in the Trust Account in connection with the Extension Amendment Proposal. On February 28, 2023, the Extension Amendment Proposal was adopted and 11,259,169 Public Shares were redeemed for an aggregate amount of $115,071,882. Following the adoption of the Extension Amendment Proposal, the Company has 4,189,831 Class A ordinary shares, including 3,690,831 Public Shares and 499,000 Private Placement Shares, and 3,737,500 Class B ordinary shares issued and outstanding. See “Note 9 – Subsequent Events” for more information on (i) additional redemptions in connection with the second amendment of the Amended and Restated Memorandum and Articles of Association to further extend the time period the Company has to consummate a Business Combination following March 2, 2024, and (ii) additional draws under the Third Promissory Note to fund additional one-month extensions that were approved subsequently to the date of financial statements included herein on January 2, 2024 and February 2, 2024.

Going Concern

As of December 31, 2023, the Company had $20,191 in its operating bank account and working capital deficit of $12,276,486.

The Company’s liquidity needs to date have been satisfied through a contribution of $25,000 from Sponsor to cover for certain expenses in exchange for the issuance of the Founder Shares, the loan of approximately $161,000 from the Sponsor pursuant to the Note (as defined in Note 4), the proceeds from the consummation of the Private Placement not held in the Trust Account, the First Convertible Promissory Note and the Second Convertible Promissory Note. The Company fully repaid the Note upon closing of the Initial Public Offering. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, affiliates of the Sponsor, or the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 4). As of December 31, 2023 and 2022, there were $2,175,000 and $120,000 of borrowings outstanding under the First Convertible Promissory Note, Second Convertible Promissory Note and Third Convertible Promissory Note (see Note 4 for additional information).

The Company cannot provide any assurance that new financing along the lines detailed above will be available to it on commercially acceptable terms, if at all. Further, the Company has until the end of the Business Combination Period to consummate a Business Combination, but the Company cannot provide assurance that it will be able to consummate a Business Combination by that date. If a Business Combination is not consummated by the required date, there will be a mandatory liquidation and subsequent dissolution. In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Basis of Presentation - Going Concern,” management has determined that the working capital deficit and mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate. The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern. The Company intends to complete its initial Business Combination before the mandatory liquidation date; however, there can be no assurance that the Company will be able to consummate any Business Combination by the end of the Business Combination Period. No adjustments have been made to the carrying amounts of assets and liabilities should the Company be required to liquidate after the end of the Business Combination Period, nor do these financial statements include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Results of operations and the Company’s ability to complete a Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The Company’s business of pursuing and consummating an initial Business Combination could be impacted by, among other things, downturns in the financial markets or in economic conditions, export controls, tariffs, trade wars, inflation, increases in interest rates, supply chain disruptions, declines in consumer confidence and spending, the ongoing effects of the COVID-19 pandemic, including resurgences and the emergence of new variants, and geopolitical instability, such as the military conflict in the Ukraine or the conflict in Israel and Palestine. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may materially impact the Company’s business and its ability to complete an initial Business Combination.